Schedule II - Condensed Financial Information of Parent - Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (294.2)	$ 129.2	$ 473.0	$ (88.1)	$ (122.9)
Other comprehensive income (loss), after tax	(1,622.9)	426.5	1,115.7	1,621.7	2,316.2
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(1,917.1)	555.7	1,588.7	1,533.6	2,193.3
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss) available to ING U.S., Inc.'s common shareholder	(294.2)	129.2	473.0	(88.1)	(122.9)
Other comprehensive income (loss), after tax	(1,622.9)	426.5	1,115.7	1,621.7	2,316.2
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$ (1,917.1)	$ 555.7	$ 1,588.7	$ 1,533.6	$ 2,193.3